Policyholder liabilities and unallocated surplus - Movement in policyholder liabilities and unallocated surplus of with-profits funds (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	$ 177,254	$ 165,555
Policyholder liabilities on the consolidated statement of financial position	151,915	144,733
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,384	5,217
Group's share of policyholder liabilities of joint ventures and associates	19,955	15,605
New business	4,294	3,079
In-force	6,780	7,297
Premiums	11,074	10,376
Surrenders	(2,277)	(2,527)
Maturities/deaths/other claim events	(1,962)	(1,458)
Net flows	6,835	6,391
Shareholders' transfers post-tax	(74)	(62)
Investment-related items and other movements	(31,209)	(1,796)
Foreign exchange translation differences	(4,382)	(1,340)
Ending Balance	148,424	168,748
Policyholder liabilities on the consolidated statement of financial position	123,529	144,809
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,568	6,273
Group's share of policyholder liabilities of joint ventures and associates	20,327	17,666
Average policyholder liability balances	157,863	161,407
With-profits business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	94,002	86,410
Policyholder liabilities on the consolidated statement of financial position	88,618	81,193
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,384	5,217
New business	1,456	900
In-force	2,867	3,617
Premiums	4,323	4,517
Surrenders	(558)	(393)
Maturities/deaths/other claim events	(993)	(852)
Net flows	2,772	3,272
Shareholders' transfers post-tax	(74)	(62)
Investment-related items and other movements	(16,422)	201
Foreign exchange translation differences	(1,297)	(578)
Ending Balance	78,981	89,243
Policyholder liabilities on the consolidated statement of financial position	74,413	82,970
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,568	6,273
Average policyholder liability balances	$ 81,516	$ 82,082
Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage rate of surrender	2.10%	2.70%
Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	$ 34,756	$ 32,506
Policyholder liabilities on the consolidated statement of financial position	25,651	25,433
Group's share of policyholder liabilities of joint ventures and associates	9,105	7,073
New business	1,231	1,237
In-force	1,219	1,211
Premiums	2,450	2,448
Surrenders	(1,426)	(1,724)
Maturities/deaths/other claim events	(127)	(101)
Net flows	897	623
Investment-related items and other movements	(2,396)	997
Foreign exchange translation differences	(1,522)	(532)
Ending Balance	31,735	33,594
Policyholder liabilities on the consolidated statement of financial position	23,037	25,615
Group's share of policyholder liabilities of joint ventures and associates	8,698	7,979
Average policyholder liability balances	33,245	33,050
Other business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	48,496	46,639
Policyholder liabilities on the consolidated statement of financial position	37,646	38,107
Group's share of policyholder liabilities of joint ventures and associates	10,850	8,532
New business	1,607	942
In-force	2,694	2,469
Premiums	4,301	3,411
Surrenders	(293)	(410)
Maturities/deaths/other claim events	(842)	(505)
Net flows	3,166	2,496
Investment-related items and other movements	(12,391)	(2,994)
Foreign exchange translation differences	(1,563)	(230)
Ending Balance	37,708	45,911
Policyholder liabilities on the consolidated statement of financial position	26,079	36,224
Group's share of policyholder liabilities of joint ventures and associates	11,629	9,687
Average policyholder liability balances	$ 43,102	$ 46,275